Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade payables	$ 61.8	$ 52.0
Interest payable	14.1	14.9
Accruals	65.2	57.4
Current portion of reclamation and closure cost obligations	1.7	5.6
Current portion of obligation	28.1	43.0
Total trade and other payables	170.9	172.9
Gold Stream Obligation, Rainy River
Disclosure of detailed information about financial instruments [line items]
Current portion of obligation	28.1	30.3
Free Cash Flow Interest Obligation, New Afton
Disclosure of detailed information about financial instruments [line items]
Current portion of obligation	$ 0.0	$ 12.7